Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	9 Months Ended
Sep. 30, 2012
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	13	2
Indirect tax expenses and legal claims (1)	8	13
Impairment of investments	4	18
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	-	7
Impairment of other receivables	1	1
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	(20)	-
Royalties received (3)	(18)	(71)
Profit on disposal of the Company's subsidiary ISS International Limited (4)	-	(2)

	(12)	(32)

Taxation expense on above items	1	13

(1) Indirect taxes and legal claims are in respect of:
Ghana		5
Guinea	8	7
United States of America	2
Brazil	1
Argentina	(2)
Namibia	(1)	1

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 Boddington Gold mine sale)	(14)	(31)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(4)	(3)
Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)		(35)
Other royalties		(2)

(4) ISS International Limited ("ISSI") was classified as held for sale in 2010. The sale was concluded on February 28, 2011.